UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund:	Managed Account Series
Global SmallCap Portfolio
High Income Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.5%
Arcos Dorados Holdings, Inc.	31,500	$738,990
Australia — 1.9%
Ansell Ltd.	52,000	797,904
Dexus Property Group	384,400	365,113
iSOFT Group, Ltd. (a)	2,042,700	381,499
Mirvac Group	393,200	496,023
Mount Gibson Iron Ltd. (a)	226,900	447,872
Myer Holdings Ltd.	74,800	189,643
		2,678,054
Austria — 0.5%
Schoeller-Bleckmann Oilfield Equipment AG	7,300	712,752
Belgium — 0.4%
D’ieteren SA	7,300	496,670
Bermuda — 0.9%
Dominion Petroleum Ltd. (a)(b)	4,459,500	345,470
Hoegh Liquified Natural Gas Holdings Ltd. (a)	54,300	408,437
Lazard Ltd., Class A	13,920	467,712
		1,221,619
Brazil — 1.1%
Anhanguera Educacional Participacoes SA	27,900	537,006
Santos Brasil Participacoes SA	59,300	1,026,666
		1,563,672
Canada — 5.6%
Bank of Montreal	12,581	790,583
Cathedral Energy Services Ltd.	112,600	1,005,262
DiagnoCure, Inc. (a)	497,750	442,815
Dollarama, Inc. (a)	8,000	267,602
Dollarama, Inc. (a)(c)	20,500	685,729
Eastern Platinum Ltd. (a)	503,500	526,977
Eldorado Gold Corp.	48,400	833,304
Lundin Mining Corp. (a)	105,700	794,312
Open Text Corp. (a)	17,000	1,148,520
Quadra FNX Mining Ltd. (a)	69,100	1,100,017
SunOpta, Inc. (a)	18,300	107,787
		7,702,908
China — 0.9%
Parkson Retail Group Ltd.	199,400	280,392
Shenzhen Expressway Co., Ltd.	947,300	498,925

Common Stocks	Shares	Value
China (concluded)
WuXi PharmaTech Cayman, Inc. - ADR (a)	26,600	$414,428
		1,193,745
Denmark — 1.0%
Bavarian Nordic A/S (a)	21,700	286,691
Topdanmark A/S (a)	6,300	1,128,150
		1,414,841
Finland — 0.5%
Ramirent Oyj	62,950	653,974
France — 3.0%
Bonduelle SA	7,300	700,848
Eurofins Scientific SA	8,600	775,810
GameLoft (a)	118,100	814,871
Ingenico	29,800	1,255,871
Ipsen SA	16,700	544,642
		4,092,042
Germany — 4.0%
Deutsche Euroshop AG	11,530	440,718
GEA Group AG	40,050	1,392,358
Gerresheimer AG (a)	22,000	1,113,617
Paion AG (a)	60,750	178,861
Rheinmetall AG	17,350	1,452,202
Salzgitter AG	5,800	422,470
Symrise AG	19,000	519,054
		5,519,280
Hong Kong — 1.9%
AMVIG Holdings Ltd.	486,100	298,719
Clear Media Ltd. (a)	445,000	216,153
Daphne International Holdings Ltd.	334,500	358,756
Emperor Watch & Jewellery Ltd.	2,444,600	525,379
Ming Fai International Holdings Ltd.	830,200	234,428
Ports Design Ltd.	208,900	441,378
Techtronic Industries Co.	553,300	577,273
		2,652,086
India — 1.2%
Container Corp. of India	17,600	436,691
Motherson Sumi Systems Ltd.	95,100	491,288
United Phosphorus Ltd.	201,000	754,231
		1,682,210
Ireland — 1.0%
Elan Corp. Plc (a)	39,900	445,906

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

MANAGED ACCOUNT SERIES	JULY 31, 2011	1

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Ireland (concluded)
Ryanair Holdings Plc - ADR	35,300	$959,807
		1,405,713
Israel — 0.8%
NICE Systems Ltd. - ADR (a)	31,400	1,121,608
Italy — 0.8%
DiaSorin SpA	9,900	489,368
Hera SpA	40,300	79,453
Salvatore Ferragamo Italia SpA (a)	28,200	536,897
		1,105,718
Japan — 4.4%
Asics Corp.	48,650	737,686
CMIC Co., Ltd.	32,300	583,718
Don Quijote Co., Ltd.	21,300	733,771
Hisaka Works Ltd.	33,600	480,723
Itoham Foods, Inc.	142,400	577,020
JSR Corp.	47,800	976,211
Japan Petroleum Exploration Co., Ltd.	12,100	616,432
Koito Manufacturing Co., Ltd.	19,600	336,937
NGK Insulators Ltd.	23,500	430,413
Shinsei Bank Ltd.	404,900	514,063
		5,986,974
Malaysia — 0.7%
AirAsia Bhd	674,850	892,683
Netherlands — 0.5%
InterXion Holding NV (a)	33,000	490,050
TomTom NV (a)(b)	36,400	172,195
		662,245
Norway — 0.0%
Sevan Marine ASA (a)(b)	457,500	45,883
Singapore — 2.1%
Avago Technologies Ltd.	29,800	1,002,174
Cityspring Infrastructure Trust	1,787,100	727,248
Straits Asia Resources Ltd.	449,100	1,125,839
		2,855,261
South Korea — 1.5%
Dongbu Insurance Co., Ltd.	23,200	1,151,218
Kangwon Land, Inc.	33,164	943,370
		2,094,588
Spain — 1.5%
Grifols SA (a)	53,300	1,164,983
Laboratorios Farmaceuticos Rovi SA	103,800	827,784
		1,992,767
Switzerland — 4.8%
Addex Pharmaceuticals Ltd. (a)	11,100	147,508
Aryzta AG	23,700	1,294,299
Basilea Pharmaceutica (a)	4,600	338,246
Clariant AG (a)	53,700	844,364
Foster Wheeler AG (a)	25,150	681,565
Lindt & Spruengli AG ‘R’	27	1,032,933

Common Stocks	Shares	Value
Switzerland (concluded)
Lonza Group AG, Registered Shares (a)	6,600	$562,125
Straumann Holding AG, Registered Shares	2,800	637,728
Sulzer AG	7,400	1,075,225
		6,613,993
Taiwan — 1.1%
D-Link Corp.	996,000	877,501
Lite-On Technology Corp. (a)	440,334	575,782
		1,453,283
Thailand — 0.2%
Mermaid Maritime PCL	1,012,260	314,812
United Arab Emirates — 0.5%
Polarcus Ltd. (a)	682,000	708,055
United Kingdom — 4.9%
Britvic Plc	44,600	256,264
Charter International Plc	75,200	984,266
Chemring Group Plc	6,100	54,860
EasyJet Plc (a)	80,750	484,775
G4S Plc	178,700	802,803
GKN Plc	101,400	372,232
Guinness Peat Group Plc (a)	518,550	328,174
Halfords Group Plc	83,550	441,507
Inchcape Plc (a)	96,360	613,853
Intertek Group Plc	27,300	857,096
Mothercare Plc	44,900	299,245
Premier Foods Plc (a)	712,700	212,447
Rexam Plc	170,690	1,037,146
SDL Plc	3,200	35,586
		6,780,254
United States — 45.0%
Acxiom Corp. (a)	6,300	86,562
Aegerion Pharmaceuticals, Inc. (a)	20,300	318,913
Albemarle Corp.	17,300	1,151,834
American Superconductor Corp. (a)	36,700	268,644
Aqua America, Inc.	15,900	336,285
Ariba, Inc. (a)	16,300	539,041
Arris Group, Inc. (a)	77,700	932,400
Autoliv, Inc.	3,100	205,096
BMC Software, Inc. (a)	20,400	881,688
Bill Barrett Corp. (a)	25,900	1,288,784
BioMed Realty Trust, Inc.	58,000	1,137,960
BorgWarner, Inc. (a)	8,775	698,665
Brocade Communications Systems, Inc. (a)	150,600	825,288
Brown & Brown, Inc.	26,400	575,784
CB Richard Ellis Group, Inc. (a)	18,600	405,480
Cabot Oil & Gas Corp., Class A	6,800	503,744
Cadence Design Systems, Inc. (a)	47,350	489,125
Camden Property Trust	10,900	731,063
Celanese Corp., Series A	24,000	1,323,120
Cepheid, Inc. (a)	7,400	279,424
Checkpoint Systems, Inc. (a)	27,300	428,610
CommonWealth REIT	19,300	455,866
ComScore, Inc. (a)	18,750	408,938

MANAGED ACCOUNT SERIES	JULY 31, 2011	2

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
Covanta Holding Corp.	32,950	$569,376
Coventry Health Care, Inc. (a)	38,700	1,238,400
Cullen/Frost Bankers, Inc.	10,200	549,576
Cytec Industries, Inc.	17,600	985,600
DSP Group, Inc. (a)	85,300	647,427
Developers Diversified Realty Corp.	36,700	536,187
Discover Financial Services, Inc.	26,900	688,909
Drew Industries, Inc.	20,100	428,130
Duke Realty Corp.	65,700	922,428
Dunkin’ Brands Group, Inc. (a)	4,700	135,971
East-West Bancorp, Inc.	28,100	521,536
Electronic Arts, Inc.	50,600	1,125,850
Flowers Foods, Inc.	27,150	595,128
Foot Locker, Inc.	25,700	558,461
The Fresh Market, Inc. (a)	1,100	39,083
Furiex Pharmaceuticals, Inc. (a)	1	19
Guess?, Inc.	15,950	608,014
Health Net, Inc. (a)	28,100	790,172
Healthways, Inc. (a)	31,100	464,323
HollyFrontier Corp.	11,143	840,042
IAC/InterActiveCorp. (a)	14,500	600,155
IDEX Corp.	28,100	1,165,588
IPC The Hospitalist Co., Inc. (a)	19,800	895,554
j2 Global Communications, Inc. (a)	36,200	967,988
Kennametal, Inc.	7,000	276,010
Kilroy Realty Corp.	21,500	829,470
LKQ Corp. (a)	33,600	825,552
Landstar System, Inc.	18,400	825,240
LifePoint Hospitals, Inc. (a)	5,700	211,470
The Macerich Co.	1	53
Manpower, Inc.	9,600	484,992
Maxim Integrated Products, Inc.	9,100	208,936
Meadowbrook Insurance Group, Inc.	62,500	587,500
Mentor Graphics Corp. (a)	17,600	201,168
Mistras Group, Inc. (a)	27,500	469,150
Molex, Inc.	24,500	575,260
NRG Energy, Inc. (a)	34,100	836,132
Nordson Corp.	18,200	928,746
Northwest Bancshares, Inc.	85,800	1,054,482
Nuance Communications, Inc. (a)	57,200	1,144,572
Oasis Petroleum, Inc. (a)	33,900	1,001,406
Omnicare, Inc.	34,700	1,058,350
Owens & Minor, Inc.	8,800	268,400
PMC-Sierra, Inc. (a)	120,700	843,693
Packaging Corp. of America	14,700	392,049
Patterson-UTI Energy, Inc.	11,500	374,095
PetroHawk Energy Corp. (a)	32,800	1,252,632
Pharmaceutical Product Development, Inc.	26,900	775,527
Phillips-Van Heusen Corp.	8,000	572,400
QLogic Corp. (a)	50,200	761,534
Radiant Systems, Inc. (a)	35,700	1,006,383
Regis Corp.	29,250	434,363
Riverbed Technology, Inc. (a)	18,400	526,792
SVB Financial Group (a)	16,700	1,019,034
Silgan Holdings, Inc.	15,400	597,212
Skullcandy, Inc. (a)	3,500	67,480

Common Stocks	Shares	Value
United States (concluded)
Steel Dynamics, Inc.	28,900	$451,418
Stratasys, Inc. (a)	7,250	184,875
Support.com, Inc. (a)	136,450	439,369
Tenet Healthcare Corp. (a)	92,200	512,632
Terex Corp. (a)	31,100	690,731
Tetra Technologies, Inc. (a)	50,200	646,074
Timken Co.	26,000	1,135,420
UIL Holdings Corp.	26,300	839,759
Urban Outfitters, Inc. (a)	14,600	475,084
Valley National Bancorp	53,400	702,210
VeriFone Systems, Inc. (a)	22,000	866,140
Vertex Pharmaceuticals, Inc. (a)	16,000	829,760
W.R. Berkley Corp.	26,100	803,619
The Warnaco Group, Inc. (a)	14,050	748,865
Watsco, Inc.	4,200	248,556
Weingarten Realty Investors	36,600	941,352
Winnebago Industries, Inc. (a)	18,750	157,313
Wright Medical Group, Inc. (a)	36,400	569,296
Zoran Corp. (a)	16,450	136,535
		61,935,322
Total Long-Term Investments (Cost – $103,909,755) – 93.2%		128,292,002

Short-Term Securities	Par (000)
Time Deposits – 8.3%
Brown Brothers Harriman & Co., 0.03%, 8/01/11 (d)	$11,360	11,360,233

	Beneficial Interest (000)
Money Market Fund – 0.4%
BlackRock Liquidity Series, LLC Money Market Series, 0.09% (d)(e)(f)	571	570,929
Total Short-Term Securities (Cost – $11,931,162) – 8.7%		11,931,162
Total Investments (Cost – $115,840,917*) – 101.9%		140,223,164
Liabilities in Excess of Other Assets – (1.9)%		(2,655,977)
Net Assets – 100.0%		$137,567,187

MANAGED ACCOUNT SERIES	JULY 31, 2011	3

Schedule of Investments (continued)	Global SmallCap Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$117,292,018
Gross unrealized appreciation	$27,198,447
Gross unrealized depreciation	(4,267,301)
Net unrealized appreciation	$22,931,146

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2011	Net Activity	Beneficial Interest Held at July 31, 2011	Income
BlackRock Liquidity Series, LLC Money Market Series	$772,200	$(201,271)	$570,929	$217

(f)	Security was purchased with the cash collateral from loaned securities.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	53,188	USD	76,100	State Street Global Market	8/01/11	$326
GBP	1,398	USD	2,285	State Street Global Market	8/01/11	10
INR	1,733,657	USD	39,366	Brown Brothers Harriman & Co.	8/01/11	(135)
JPY	279,719	USD	3,590	State Street Global Market	8/01/11	44
TWD	960,626	USD	33,337	Brown Brothers Harriman & Co.	8/01/11	(23)
USD	40,619	EUR	28,278	State Street Global Market	8/01/11	(13)
USD	69,909	GBP	42,829	State Street Global Market	8/01/11	(393)
BRL	21,546	USD	13,909	Brown Brothers Harriman & Co.	8/02/11	(17)
BRL	39,030	USD	24,963	Brown Brothers Harriman & Co.	8/02/11	204
DKK	128,558	USD	24,724	State Street Global Market	8/02/11	71
EUR	7,331	USD	10,540	State Street Global Market	8/02/11	(6)
EUR	238,692	USD	341,845	State Street Global Market	8/02/11	1,135
GBP	104,719	USD	171,252	State Street Global Market	8/02/11	643
HKD	500,900	USD	64,272	State Street Global Market	8/02/11	—
JPY	417,125	USD	5,365	State Street Global Market	8/02/11	53
KRW	50,030,000	USD	47,693	Brown Brothers Harriman & Co.	8/02/11	(241)
NOK	98,259	USD	18,179	State Street Global Market	8/02/11	70
USD	388,290	AUD	355,400	Brown Brothers Harriman & Co.	8/02/11	(2,154)
USD	22,144	EUR	15,458	State Street Global Market	8/02/11	(68)
CAD	88,814	USD	93,614	State Street Global Market	8/03/11	(666)
CHF	61,576	USD	76,778	State Street Global Market	8/03/11	1,459
EUR	68,361	USD	98,335	State Street Global Market	8/03/11	(109)
JPY	10,339,520	USD	134,038	State Street Global Market	8/03/11	275
MYR	62,101	USD	21,030	Brown Brothers Harriman & Co.	8/03/11	(108)
NOK	44,605	USD	8,282	State Street Global Market	8/03/11	2
SGD	61,524	USD	51,146	State Street Global Market	8/03/11	(52)
USD	14,694	EUR	10,215	State Street Global Market	8/03/11	16
USD	579	GBP	353	State Street Global Market	8/03/11	—
USD	60,463	NZD	69,244	State Street Global Market	8/03/11	(391)
AUD	34,106	USD	37,481	State Street Global Market	8/04/11	(17)
USD	109,405	CHF	86,403	State Street Global Market	8/04/11	(379)
Total						$(464)

MANAGED ACCOUNT SERIES	JULY 31, 2011	4

Schedule of Investments (concluded)	Global SmallCap Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Argentina	$738,990	—	—	$738,990
Australia	381,499	$2,296,555	—	2,678,054
Austria	712,752	—	—	712,752
Belgium	—	496,670	—	496,670
Bermuda	876,149	345,470	—	1,221,619
Brazil	1,563,672	—	—	1,563,672
Canada	7,702,908	—	—	7,702,908
China	414,428	779,317	—	1,193,745
Denmark	286,691	1,128,150	—	1,414,841
Finland	653,974	—	—	653,974
France	—	4,092,042	—	4,092,042
Germany	178,861	5,340,419	—	5,519,280
Hong Kong	—	2,652,086	—	2,652,086
India	—	1,682,210	—	1,682,210
Ireland	959,807	445,906	—	1,405,713
Israel	1,121,608	—	—	1,121,608
Italy	536,897	568,821	—	1,105,718
Japan	—	5,986,974	—	5,986,974
Malaysia	—	892,683	—	892,683
Netherlands	490,050	172,195	—	662,245
Norway	45,883	—	—	45,883
Singapore	1,729,422	1,125,839	—	2,855,261
South Korea	—	2,094,588	—	2,094,588
Spain	827,784	1,164,983	—	1,992,767

Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments (concluded):
Long-Term Investments (concluded):
Switzerland	$1,714,498	$4,899,495	—	$6,613,993
Taiwan	—	1,453,283	—	1,453,283
Thailand	—	314,812	—	314,812
United Arab Emirates	708,055	—	—	708,055
United Kingdom	212,447	6,567,807	—	6,780,254
United States	61,935,322	—	—	61,935,322
Short-Term Securities:
Money Market	—	570,929	—	570,929
Time Deposit	—	11,360,233	—	11,360,233
Total	$83,791,697	$56,431,467	—	$140,223,164

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1] Assets:
Foreign currency exchange contracts	—	$4,308	—	$4,308
Liabilities:
Foreign currency exchange contracts	—	(4,772)	—	(4,772)
Total	—	$(464)	—	$(464)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES	JULY 31, 2011	5

Schedule of Investments July 31, 2011 (Unaudited)	High Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		172	$688
Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		43,685	100,588
Ainsworth Lumber Co. Ltd. (a)(b)		50,148	115,470
			216,058
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp., Class B (a)		102	1,546
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		167	2
HMH Holdings/EduMedia (a)		26,653	106,613
			106,615
Total Common Stocks – 0.2%			324,907

Corporate Bonds	Par (000)
Aerospace & Defense — 0.8%
GeoEye, Inc., 9.63%, 10/01/15	USD	50	57,125
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18		480	494,400
7.13%, 3/15/21		300	309,750
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		274	292,495
			1,153,770
Air Freight & Logistics — 0.3%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		232	241,455
Series 2, 12.38%, 8/16/15		234	243,890
			485,345
Airlines — 0.6%
Air Canada, 9.25%, 8/01/15 (b)		280	287,700
American Airlines, Inc., 7.50%, 3/15/16 (b)		80	78,600
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		146	154,873
United Air Lines, Inc., 12.75%, 7/15/12		295	316,721
			837,894
Auto Components — 0.9%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		130	138,613

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)	USD	135	$136,350
Delphi Corp., 6.13%, 5/15/21 (b)		150	151,500
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(c)(d)		135	130,120
8.00%, 1/15/18 (e)		625	645,312
International Automotive Components Group, 9.13%, 6/01/18 (b)		130	133,575
			1,335,470
Beverages — 0.1%
Cott Beverages, Inc., 8.13%, 9/01/18		86	91,053
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	80	118,113
			209,166
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	125	127,646
Building Products — 1.0%
Building Materials Corp. of America (b):
7.00%, 2/15/20		100	104,750
6.75%, 5/01/21		320	324,400
Griffon Corp., 7.13%, 4/01/18 (b)		190	189,525
Momentive Performance Materials, Inc.:
12.50%, 6/15/14		110	119,350
11.50%, 12/01/16		215	228,975
9.00%, 1/15/21		460	473,800
			1,440,800
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (f)		180	183,951
E*Trade Financial Corp.:
12.50%, 11/30/17 (g)		465	555,675
Series A, 3.29%, 8/31/19 (c)(h)		254	390,208
KKR Group Finance Co., 6.38%, 9/29/20 (b)		240	258,449
			1,388,283
Chemicals — 2.8%
American Pacific Corp., 9.00%, 2/01/15		180	177,525
American Rock Salt Co. LLC, 8.25%, 5/01/18 (b)		62	61,690
Celanese US Holdings LLC:
6.63%, 10/15/18		225	243,000
5.88%, 6/15/21		250	265,000
Chemtura Corp., 7.88%, 9/01/18		125	133,594

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

MANAGED ACCOUNT SERIES	JULY 31, 2011	1

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Hexion U.S. Finance Corp.:
8.88%, 2/01/18	USD	155	$164,300
9.00%, 11/15/20		355	367,425
Huntsman International LLC, 8.63%, 3/15/21		285	317,419
Ineos Finance Plc, 9.00%, 5/15/15 (b)		135	142,762
KRATON Polymers LLC, 6.75%, 3/01/19		55	55,756
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	274	405,522
Koppers, Inc., 7.88%, 12/01/19	USD	160	171,200
MacDermid, Inc., 9.50%, 4/15/17 (b)		295	310,487
NOVA Chemicals Corp., 8.63%, 11/01/19		220	249,150
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		150	156,000
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		176	187,440
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		260	252,850
Polymer Group, Inc., 7.75%, 2/01/19 (b)		60	62,175
PolyOne Corp., 7.38%, 9/15/20		80	85,200
Solutia, Inc., 8.75%, 11/01/17		205	227,550
TPC Group LLC, 8.25%, 10/01/17 (b)		125	132,969
			4,169,014
Commercial Banks — 2.2%
CIT Group, Inc.:
7.00%, 5/01/16		979	980,956
7.00%, 5/01/17		2,125	2,130,229
6.63%, 4/01/18 (b)		77	81,235
Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(i)		335	—
			3,192,420
Commercial Services & Supplies — 1.4%
ARAMARK Corp., 3.77%, 2/01/15 (d)		300	294,750
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(e)		210	211,008
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		200	204,500
Casella Waste Systems, Inc., 7.75%, 2/15/19 (b)		282	279,180
Clean Harbors Inc., 7.63%, 8/15/16 (b)		110	116,875
Mobile Mini, Inc., 7.88%, 12/01/20		235	244,987
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		440	496,100
8.25%, 2/01/21		210	216,825
West Corp., 8.63%, 10/01/18 (b)		25	25,938
			2,090,163

Corporate Bonds	Par (000)		Value
Communications Equipment — 0.5%
Avaya, Inc.:
9.75%, 11/01/15	USD	110	$111,925
10.13%, 11/01/15 (g)		270	276,075
7.00%, 4/01/19 (b)		220	212,850
EH Holding Corp., 6.50%, 6/15/19 (b)		170	174,887
			775,737
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	50	72,563
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)	USD	90	92,475
			165,038
Construction Materials — 0.2%
Calcipar SA, 6.88%, 5/01/18 (b)		155	156,163
Xefin Lux SCA, 8.00%, 6/01/18	EUR	117	171,059
			327,222
Consumer Finance — 1.6%
Credit Acceptance Corp.:
9.13%, 2/01/17	USD	200	212,000
9.13%, 2/01/17 (b)		85	89,887
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		1,700	1,861,500
Springleaf Finance Corp., 6.90%, 12/15/17		200	187,250
			2,350,637
Containers & Packaging — 2.4%
Ardagh Packaging Finance Plc (b):
7.38%, 10/15/17	EUR	260	373,594
9.25%, 10/15/20		100	142,971
Ball Corp., 7.38%, 9/01/19	USD	290	319,000
Berry Plastics Corp.:
8.25%, 11/15/15		45	47,700
9.75%, 1/15/21		265	263,675
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	215	284,991
Cascades, Inc., 7.75%, 12/15/17	USD	195	201,825
GCL Holdings SCA, 9.38%, 4/15/18	EUR	121	169,084
Graphic Packaging International, Inc.:
9.50%, 6/15/17	USD	110	121,825
7.88%, 10/01/18		150	162,750
Greif, Inc., 7.75%, 8/01/19		105	114,712
Greif Luxembourg Finance SCA, 7.38%, 7/15/21	EUR	100	145,127
OI European Group BV, 6.88%, 3/31/17		120	172,859
Pregis Corp., 12.38%, 10/15/13	USD	90	89,100
Rock-Tenn Co., 9.25%, 3/15/16		65	70,281
Sealed Air Corp., 7.88%, 6/15/17		285	309,973

MANAGED ACCOUNT SERIES	JULY 31, 2011	2

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Smurfit Kappa acquisitions (b):
7.25%, 11/15/17	EUR	185	$268,485
7.75%, 11/15/19		130	190,533
			3,448,485
Diversified Financial Services — 4.8%
Ally Financial, Inc.:
8.00%, 3/15/20	USD	120	128,550
7.50%, 9/15/20 (b)		120	126,000
8.00%, 11/01/31		1,775	1,905,092
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		160	173,000
Boparan Holdings, Ltd. (b):
9.75%, 4/30/18	EUR	100	132,910
9.88%, 4/30/18	GBP	100	150,193
General Motors Financial Co., 6.75%, 6/01/18 (b)	USD	330	336,600
KION Finance SA, 7.88%, 4/15/18 (b)	EUR	100	137,942
Lehman Brothers Holdings, Inc. (i):
5.38%, 10/17/12		50	17,602
5.75%, 5/17/13	USD	325	86,531
4.75%, 1/16/14	EUR	400	139,379
1.00%, 2/05/14		850	293,127
8.80%, 3/01/15	USD	90	23,963
Leucadia National Corp., 8.13%, 9/15/15		475	522,500
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (b)		300	312,750
Reynolds Group Issuer, Inc.:
8.50%, 10/15/16	EUR	100	146,205
8.50%, 10/15/16 (b)		150	219,307
7.13%, 4/15/19 (b)	USD	200	194,500
9.00%, 4/15/19 (b)		220	218,900
7.88%, 8/15/19 (b)(j)		265	267,981
9.88%, 8/15/19 (b)(j)		330	332,063
6.88%, 2/15/21 (b)		175	168,000
8.25%, 2/15/21 (b)		435	401,287
Sunrise Communications Holdings SA, 8.50%, 12/31/18 (b)	EUR	100	148,719
Sunrise Communications International SA, 7.00%, 12/31/17 (b)		100	147,282
WMG Acquisition Corp. (b):
9.50%, 6/15/16	USD	60	63,675
11.50%,10/01/18		300	300,750
			7,094,808
Diversified Telecommunication Services — 2.5%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		495	455,400
ITC Deltacom, Inc., 10.50%, 4/01/16		100	105,625
Level 3 Financing, Inc.:
9.25%, 11/01/14		97	99,728
8.75%, 2/15/17		355	361,213

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc. (concluded):
10.00%, 2/01/18	USD	20	$21,550
8.13%, 7/01/19 (b)		1,566	1,577,745
Qwest Communications International, Inc., 8.00%, 10/01/15		400	435,000
tw telecom holdings, Inc., 8.00%, 3/01/18		90	96,525
Windstream Corp., 7.88%, 11/01/17		540	577,125
			3,729,911
Electric Utilities — 0.7%
IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)		510	568,610
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	400	517,284
			1,085,894
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC:
11.00%, 10/12/15	USD	3	3,173
11.50%, 10/12/15 (g)		260	274,950
8.00%, 12/15/18 (b)		370	390,350
Jabil Circuit, Inc.:
7.75%, 7/15/16		170	190,400
8.25%, 3/15/18		95	109,012
			967,885
Energy Equipment & Services — 1.9%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)(j)		90	91,350
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		220	226,600
Compagnie Generale de Geophysique – Veritas:
9.50%, 5/15/16		160	175,200
7.75%, 5/15/17		275	284,625
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		175	177,625
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		770	802,725
Key Energy Services, Inc., 6.75%, 3/01/21		195	201,337
MEG Energy Corp., 6.50%, 3/15/21 (b)		390	405,600
Oil States International, Inc., 6.50%, 6/01/19 (b)		150	153,000
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)		115	117,875
Thermon Industries, Inc., 9.50%, 5/01/17		148	160,580
			2,796,517

MANAGED ACCOUNT SERIES	JULY 31, 2011	3

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing — 0.2%
BI-LO LLC, 9.25%, 2/15/19 (b)	USD	55	$55,963
Rite Aid Corp., 9.75%, 6/12/16		180	199,350
			255,313
Food Products — 0.5%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (b)		410	421,787
Darling International, Inc., 8.50%, 12/15/18 (b)		95	104,619
JBS USA LLC:
11.63%, 5/01/14		45	51,975
7.25%, 6/01/21 (b)		45	44,438
Reddy Ice Corp., 11.25%, 3/15/15		150	154,125
			776,944
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (b)		120	120,000
Health Care Equipment & Supplies — 1.2%
DJO Finance LLC:
10.88%, 11/15/14		720	771,300
7.75%, 4/15/18 (b)		35	35,613
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)		147	149,013
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		115	123,050
5.75%, 2/15/21 (b)		180	177,750
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		405	400,950
Teleflex, Inc., 6.88%, 6/01/19		135	139,050
			1,796,726
Health Care Providers & Services — 4.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)		175	178,281
ConvaTec Healthcare E SA (b):
7.38%, 12/15/17	EUR	200	285,943
10.50%, 12/15/18	USD	200	206,000
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	325,002
HCA, Inc.:
8.50%, 4/15/19	USD	370	407,925
6.50%, 2/15/20 (j)		620	629,300
7.88%, 2/15/20		525	568,312
7.25%, 9/15/20		1,045	1,102,475
7.50%, 2/15/22 (j)		750	761,250
inVentiv Health, Inc. (b):
10.00%, 8/15/18		270	263,250
Omnicare, Inc.:
6.88%, 12/15/15		175	179,813
7.75%, 6/01/20		280	305,200
Symbion, Inc., 8.00%, 6/15/16 (b)		160	155,600

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
9.00%, 5/01/15	USD	337	$358,905
10.00%, 5/01/18		337	383,338
8.88%, 7/01/19		188	207,740
			6,318,334
Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	785,400
MedAssets, Inc., 8.00%, 11/15/18 (b)		245	247,450
			1,032,850
Hotels, Restaurants & Leisure — 1.4%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		450	402,750
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		400	430,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		110	105,600
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	108	153,344
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(b)(i)	USD	130	65
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		83	73,040
MGM Resorts International, 10.38%, 5/15/14		640	731,200
Travelport LLC:
9.88%, 9/01/14		25	23,375
9.00%, 3/01/16		40	36,300
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		25	2
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		193	115,729
			2,071,405
Household Durables — 1.9%
American Standard Americas, 10.75%, 1/15/16 (b)		150	143,906
Ashton Woods USA LLC, 6/30/15 (b)(k)		387	233,409
Beazer Homes USA, Inc.:
8.13%, 6/15/16		45	38,475
12.00%, 10/15/17		485	534,712
9.13%, 6/15/18		275	231,000
9.13%, 5/15/19 (b)		25	20,875
Ideal Standard International, 11.75%, 5/01/18	EUR	100	130,758
Pulte Homes, Inc., 6.38%, 5/15/33	USD	30	24,450
Ryland Group, Inc., 6.63%, 5/01/20		250	238,125
Standard Pacific Corp.:
10.75%, 9/15/16		495	564,300
8.38%, 5/15/18		120	120,900
8.38%, 1/15/21 (b)		300	299,250

MANAGED ACCOUNT SERIES	JULY 31, 2011	4

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Durables (concluded)
United Rentals North America, Inc., 8.38%, 9/15/20	USD	235	$244,400
			2,824,560
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	137,942
IT Services — 2.3%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)	USD	380	364,800
Equinix, Inc., 7.00%, 7/15/21		160	166,400
First Data Corp.:
9.88%, 9/24/15		255	257,975
7.38%, 6/15/19 (b)		395	397,962
8.88%, 8/15/20 (b)		55	58,850
12.63%, 1/15/21 (b)		1,344	1,424,640
GCI, Inc., 6.75%, 6/01/21 (b)		132	133,980
SunGard Data Systems, Inc.:
10.63%, 5/15/15		100	108,750
7.38%, 11/15/18 (b)		180	182,700
7.63%, 11/15/20		230	234,025
			3,330,082
Independent Power Producers & Energy Traders — 2.7%
AES Corp.:
7.75%, 10/15/15		155	167,400
9.75%, 4/15/16		225	257,625
7.38%, 7/01/21 (b)		235	243,225
Calpine Corp. (b):
7.25%, 10/15/17		120	123,000
7.50%, 2/15/21		180	186,300
7.88%, 1/15/23		255	267,750
Energy Future Holdings Corp.:
10.00%, 1/15/20		990	1,039,643
Series R, 6.55%, 11/15/34		165	70,125
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		603	636,252
Infinis Plc, 9.13%, 12/15/14 (b)	GBP	105	180,108
NRG Energy, Inc., 7.63%, 1/15/18 (b)	USD	800	814,000
			3,985,428
Industrial Conglomerates — 1.0%
Sequa Corp. (b):
11.75%, 12/01/15		120	128,400
13.50%, 12/01/15 (g)		1,262	1,365,814
			1,494,214
Insurance — 0.4%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		177	190,718
Genworth Financial, Inc., 7.63%, 9/24/21		190	181,450
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		150	150,375

Corporate Bonds	Par (000)		Value
Insurance (concluded)
USI Holdings Corp., 4.14%, 11/15/14 (b)(d)(k)	USD	100	$91,750
			614,293
Life Sciences Tools & Services — 0.1%
INC Research LLC, 11.50%, 7/15/19 (b)		195	195,000
Machinery — 0.9%
Navistar International Corp.:
3.00%, 10/15/14 (c)		700	857,500
8.25%, 11/01/21		50	54,375
Oshkosh Corp., 8.25%, 3/01/17		100	108,000
Scientific Games Corp., 8.13%, 9/15/18		65	68,087
Titan International, Inc., 7.88%, 10/01/17 (b)		175	186,375
			1,274,337
Media — 9.9%
AMC Entertainment, Inc., 9.75%, 12/01/20 (b)		95	96,900
AMC Networks, Inc., 7.75%, 7/15/21 (b)		230	242,075
Affinion Group, Inc., 7.88%, 12/15/18 (b)		370	349,650
CCH II LLC, 13.50%, 11/30/16		528	622,502
CCO Holdings LLC:
7.25%, 10/30/17		40	42,200
7.88%, 4/30/18		80	86,000
6.50%, 4/30/21		320	319,200
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(g)		175	185,063
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		500	427,500
Checkout Holding Corp., 0.00%, 11/15/15 (b)(h)		240	152,400
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)		175	188,344
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		610	663,375
Series B, 9.25%, 12/15/17		2,863	3,127,828
Cumulus Media, Inc., 7.75%, 5/01/19 (b)		165	158,400
DISH DBS Corp., 6.75%, 6/01/21 (b)		290	299,425
Gannett Co., Inc., 10.00%, 4/01/16		300	348,000
Gray Television, Inc., 10.50%, 6/29/15		390	404,625
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)		60	49,350
9.50%, 5/15/15		60	54,000
Intelsat Bermuda Ltd.:
11.25%, 2/04/17		200	214,000
11.50%, 2/04/17 (b)(g)		530	569,750
11.50%, 2/04/17 (g)		220	236,500

MANAGED ACCOUNT SERIES	JULY 31, 2011	5

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Interactive Data Corp., 10.25%, 8/01/18	USD	345	$384,675
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19	EUR	301	441,157
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)		160	229,574
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	245	249,288
Musketeer GmbH, 9.50%, 3/15/21 (b)	EUR	185	277,124
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	USD	255	275,719
Nielsen Finance LLC:
11.50%, 5/01/16		62	72,075
7.75%, 10/15/18 (b)		800	848,000
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	158,810
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	185	189,625
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(i)		196	98
Regal Entertainment Group, 9.13%, 8/15/18		110	116,050
UPCB Finance II Ltd., 6.38%, 7/01/20	EUR	322	433,884
Unitymedia GmbH:
9.63%, 12/01/19		50	77,233
9.63%, 12/01/19 (b)		240	370,720
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17		50	74,898
8.13%, 12/01/17 (b)	USD	425	456,875
8.13%, 12/01/17 (b)	EUR	110	164,776
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	150	265,915
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	145	213,038
Ziggo Finance BV, 6.13%, 11/15/17 (b)		305	429,489
			14,566,110
Metals & Mining — 3.7%
Arch Western Finance LLC, 6.75%, 7/01/13	USD	126	126,788
Drummond Co., Inc., 7.38%, 2/15/16		390	401,700
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)		435	450,769
Foundation PA Coal Co., 7.25%, 8/01/14		200	204,500
Goldcorp, Inc., 2.00%, 8/01/14 (c)		215	268,481
JMC Steel Group, 8.25%, 3/15/18 (b)		90	93,375

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
James River Escrow, Inc., 7.88%, 4/01/19 (b)	USD	315	$317,362
New World Resources NV, 7.88%, 5/01/18	EUR	121	179,515
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (c)	USD	560	746,200
Novelis, Inc., 8.75%, 12/15/20		1,605	1,785,562
RathGibson, Inc., 11.25%, 2/15/14 (a)(i)		255	13
Ryerson, Inc.:
7.65%, 11/01/14 (d)		145	142,463
12.00%, 11/01/15		85	90,313
Steel Dynamics, Inc., 7.38%, 11/01/12		140	147,875
Taseko Mines Ltd., 7.75%, 4/15/19		145	147,538
United States Steel Corp., 7.38%, 4/01/20		90	93,488
Vulcan Materials Co.:
6.50%, 12/01/16		115	114,543
7.50%, 6/15/21		82	82,254
			5,392,739
Multiline Retail — 0.8%
Dollar General Corp., 11.88%, 7/15/17 (g)		1,056	1,198,560
Oil, Gas & Consumable Fuels — 11.1%
Alpha Natural Resources, Inc.:
2.38%, 4/15/15 (c)		105	121,013
6.00%, 6/01/19		170	175,313
6.25%, 6/01/21		775	802,125
Arch Coal, Inc.:
7.00%, 6/15/19 (b)		70	73,325
7.25%, 10/01/20		195	204,019
7.25%, 6/15/21 (b)		630	661,500
Berry Petroleum Co.:
8.25%, 11/01/16		175	182,875
6.75%, 11/01/20		25	25,625
Bill Barrett Corp., 9.88%, 7/15/16		20	22,600
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		85	90,525
Chesapeake Energy Corp.:
6.63%, 8/15/20		510	550,800
6.13%, 2/15/21		535	559,075
2.25%, 12/15/38 (c)		350	325,937
Chesapeake Midstream Partners LP, 5.88%, 4/15/21 (b)		145	144,638
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (b)		145	141,375
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		131	142,463
Concho Resources, Inc., 7.00%, 1/15/21		155	167,013
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (b)		170	163,625
Consol Energy, Inc., 8.25%, 4/01/20		865	962,312

MANAGED ACCOUNT SERIES	JULY 31, 2011	6

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Continental Resources, Inc., 7.13%, 4/01/21	USD	115	$123,050
Copano Energy LLC, 7.13%, 4/01/21		150	153,750
Crosstex Energy LP, 8.88%, 2/15/18		55	59,813
Denbury Resources, Inc., 8.25%, 2/15/20		504	556,920
EV Energy Partners LP, 8.00%, 4/15/19 (b)		200	206,500
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		215	231,662
7.75%, 6/15/19		375	378,281
Forbes Energy Services Ltd., 9.00%, 6/15/19 (b)		170	170,000
Forest Oil Corp., 8.50%, 2/15/14		50	54,375
Hilcorp Energy I LP (b):
7.75%, 11/01/15		200	206,500
8.00%, 2/15/20		225	243,000
7.63%, 4/15/21		290	307,400
Linn Energy LLC:
6.50%, 5/15/19 (b)		115	114,856
8.63%, 4/15/20		320	354,400
7.75%, 2/01/21 (b)		475	505,875
MarkWest Energy Partners LP, 6.75%, 11/01/20		100	106,375
Niska Gas Storage US LLC, 8.88%, 3/15/18		882	940,432
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		1,775	1,870,850
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)		270	278,100
Peabody Energy Corp., 6.50%, 9/15/20		45	48,600
Penn Virginia Corp., 7.25%, 4/15/19		80	81,000
Petrohawk Energy Corp.:
10.50%, 8/01/14		355	403,812
7.88%, 6/01/15		390	422,175
6.25%, 6/01/19 (b)		410	475,087
Plains Exploration & Production Co., 7.75%, 6/15/15		155	160,813
Precision Drilling Corp., 6.50%, 12/15/21 (b)		155	158,100
Range Resources Corp.:
8.00%, 5/15/19		55	60,775
6.75%, 8/01/20		100	109,250
5.75%, 6/01/21		355	372,306
SM Energy Co., 6.63%, 2/15/19 (b)		350	360,500
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)		550	577,500
Swift Energy Co., 7.13%, 6/01/17		290	298,700
Teekay Corp., 8.50%, 1/15/20		240	250,800
Whiting Petroleum Corp., 6.50%, 10/01/18		185	190,550
			16,348,265

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 2.0%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(g)	USD	426	$387,249
Boise Cascade LLC, 7.13%, 10/15/14		90	89,325
Boise Paper Holdings LLC:
9.00%, 11/01/17		45	49,163
8.00%, 4/01/20		100	105,250
Clearwater Paper Corp.:
10.63%, 6/15/16		165	186,037
7.13%, 11/01/18		120	125,250
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		595	677,246
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		155	158,875
NewPage Corp., 11.38%, 12/31/14 (e)		895	805,500
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		60	59,100
Verso Paper Holdings LLC:
11.50%, 7/01/14		248	263,500
Series B, 4.02%, 8/01/14 (d)		60	55,500
			2,961,995
Pharmaceuticals — 0.6%
Capsugel Finance Co SCA, 9.88%, 8/01/19 (b)(j)	EUR	100	146,204
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	USD	85	89,038
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		665	651,700
			886,942
Professional Services — 0.2%
FTI Consulting, Inc.:
7.75%, 10/01/16		75	78,000
6.75%, 10/01/20 (b)		250	255,000
			333,000
Real Estate Investment Trusts (REITs) — 0.6%
FelCor Lodging LP, 6.75%, 6/01/19 (b)		645	628,875
Rouse Co. LP / TRC Co-Issuer, Inc., 6.75%, 5/01/13 (b)		275	286,000
			914,875
Real Estate Management & Development — 1.6%
Realogy Corp. (b):
11.50%, 4/15/17		780	787,800
12.00%, 4/15/17		45	44,775
7.88%, 2/15/19		1,045	1,029,325
Shea Homes LP, 8.63%, 5/15/19 (b)		510	508,725
			2,370,625

MANAGED ACCOUNT SERIES	JULY 31, 2011	7

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail — 1.7%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	USD	175	$189,656
8.25%, 1/15/19		595	613,594
Florida East Coast Railway Corp., 8.13%, 2/01/17 (b)		120	126,000
The Hertz Corp. (b):
7.50%, 10/15/18		240	247,800
The, 6.75%, 4/15/19		195	195,000
7.38%, 1/15/21		310	316,975
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	50	74,360
8.50%, 7/31/15 (b)		490	728,723
			2,492,108
Semiconductors & Semiconductor Equipment — 0.4%
Linear Technology Corp., Series A, 3.00%, 5/01/27 (c)	USD	235	243,812
Micron Technology, Inc. (b)(c):
Series A, 1.50%, 8/01/31		150	145,313
Series B, 1.88%, 8/01/31		50,000	48,125
Spansion LLC, 7.88%, 11/15/17 (b)		170	174,675
			611,925
Specialty Retail — 1.0%
Academy Ltd., 9.25%, 8/01/19 (b)(j)		210	213,150
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		170	173,825
Claire’s Escrow Corp., 8.88%, 3/15/19 (b)		125	117,500
House of Fraser Plc, 8.88%, 8/15/18 (b)	GBP	132	209,108
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (b)	USD	180	194,400
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	130	188,315
QVC, Inc. (b):
7.13%, 4/15/17	USD	35	37,538
7.50%, 10/01/19		55	60,637
7.38%, 10/15/20		55	60,638
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		140	144,200
			1,399,311
Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., 7.38%, 5/15/20		100	107,750
Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%, 11/15/18		100	102,250
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (b)		165	166,650

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 3.2%
Clearwire Communications LLC, 12.00%, 12/01/15 (b)	USD	370	$377,862
Cricket Communications, Inc.:
10.00%, 7/15/15		185	199,800
7.75%, 5/15/16		360	383,850
Crown Castle International Corp., 7.13%, 11/01/19		150	159,937
Digicel Group Ltd. (b):
8.88%, 1/15/15		100	102,000
9.13%, 1/15/15		370	376,012
8.25%, 9/01/17		585	607,054
10.50%, 4/15/18		200	223,500
FiberTower Corp.:
9.00%, 1/01/16		26	15,545
9.00%, 1/01/16 (b)		83	49,747
Intelsat Jackson Holdings SA (b):
7.25%, 10/15/20		155	156,744
7.50%, 4/01/21		70	71,050
iPCS, Inc., 2.40%, 5/01/13		610	597,800
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		130	138,288
6.63%, 11/15/20		290	290,725
NII Capital Corp., 7.63%, 4/01/21		168	176,400
NII Holdings, Inc., 3.13%, 6/15/12 (c)		90	90,113
Sprint Capital Corp., 6.88%, 11/15/28		735	698,250
			4,714,677
Total Corporate Bonds – 81.6%			119,967,315

Floating Rate Loan Interests (d)
Chemicals — 0.2%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Facility (First Lien), 3.44% - 3.51%, 7/30/14	89	85,992
Styron Sarl, New Term Loan B, 6.00%, 8/02/17	154	153,863
		239,855
Commercial Services & Supplies — 0.4%
AWAS Finance Luxembourg Sarl, New 1st Lien Term Loan B, 7.75%, 6/10/16	163	163,605
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16	362	362,489
		526,094
Consumer Finance — 0.4%
Springleaf Finance Funding Corp. (FKA AGFS Funding Co.), Term Loan B, 5.50%, 5/10/17	650	635,274

MANAGED ACCOUNT SERIES	JULY 31, 2011	8

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)		Value
Food Products — 0.2%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17	USD	300	$303,750
Health Care Providers & Services — 0.4%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		191	187,371
Tranche A Term Loan, 8.50%, 3/02/15		95	93,260
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16		268	265,988
			546,619
Hotels, Restaurants & Leisure — 0.3%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.25%, 1/28/15		171	153,563
Travelport Holdings LTD, Term Loan, 8.26%, 3/27/12		433	275,892
			429,455
Independent Power Producers & Energy Traders — 0.4%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 4.69% - 4.77%, 10/10/17		898	668,758
Media — 1.5%
HMH Publishing Co., Ltd. (FKA Education Media), Tranche A Term Loan, 5.94%, 6/12/14		266	239,323
Intelsat Jackson Holdings SA (FKA Intel Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		1,322	1,324,166
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		550	576,812
			2,140,301
Oil, Gas & Consumable Fuels — 0.5%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		767	774,433
Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13		446	439,689
Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended Synthetic L/C Loan, 4.44%, 10/10/16		23	20,940
Extended Term Loan B, 4.52%, 10/10/16		138	124,080
			145,020
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.00% - 3.02%, 5/29/14		61	55,410

Floating Rate Loan Interests (d)	Par (000)		Value
Wireless Telecommunication Services — 0.8%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15	USD	776	$799,792
Term Loan B, 6.25%, 7/11/16		400	402,000
			1,201,792
Total Floating Rate Loan Interests – 5.5%			8,106,450

Other Interests (l)	Beneficial Interest (000)
Auto Components — 2.2%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	—	(m)	3,277,706
Lear Corp. Escrow	200		5,500
Lear Corp. Escrow	220		6,050
			3,289,256
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.	90		1
Household Durables — 0.4%
Stanley Martin, Class B Membership Units (n)	1		544,365
Total Other Interests – 2.6%			3,833,622

Preferred Securities

Capital Trusts	Par (000)
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (d)	395	258,725
Total Capital Trusts – 0.2%		258,725

Preferred Stocks	Shares
Auto Components — 0.7%
Dana Holding Corp., 4.00 (b)(c)	7,413	1,067,472
Automobiles — 0.3%
General Motors Co., 4.75% (c)	8,640	399,254
Diversified Financial Services — 1.0%
Ally Financial, Inc., 7.00% (b)	1,587	1,441,789

MANAGED ACCOUNT SERIES	JULY 31, 2011	9

Schedule of Investments (continued)	High Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)	3,015	$55,175
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 0.00% (a)	10,000	38,000
Freddie Mac, Series Z, 8.38% (a)	28,405	82,375
		120,375
Total Preferred Stocks – 2.1%		3,084,065

Trust Preferreds
Diversified Financial Services — 0.8%
GMAC Capital Trust I, Series 2, 8.13% (d)	1,177	1,206,446
Total Trust Preferreds – 0.8%		1,206,446
Total Preferred Securities – 3.1%		4,549,236

Warrants (o)
Software — 0.0%
Bankruptcy Management Solutions, Inc., (Expires 9/29/17)	111	1
HMH Holdings/EduMedia (Expires 3/09/17)	4,865	—
		1
Total Warrants – 0.0%		1
Total Long-Term Investments (Cost – $133,261,521) – 93.0%		136,781,531

Short-Term Securities
SSgA Prime Money Market Fund, 0.09% (p)	14,022,622	14,022,622
Total Short-Term Investments (Cost – $14,022,622) – 9.53%		14,022,622
Total Investments (Cost – $147,284,143*) – 102.5%		150,804,153
Liabilities in Excess of Other Assets – (2.5)%		(3,680,548)
Net Assets – 100.0%		$147,123,605

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$147,282,610
Gross unrealized appreciation	$6,589,908
Gross unrealized depreciation	(3,068,365)
Net unrealized appreciation	$3,521,543

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital	$146,204	$3,950
Credit Suisse Securities, Inc.	$813,194	$10,915
Pershing LLC	$1,577,745	$18,334

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Amount is less than $1,000.

(n)	The investment is held by a wholly-owned taxable subsidiary of the Portfolio.

(o)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MANAGED ACCOUNT SERIES	JULY 31, 2011	10

Schedule of Investments (continued)	High Income Portfolio

•	Reverse repurchase agreements outstanding as of July 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.40%	7/12/11	8/11/11	$196,943	$196,875
Credit Suisse Securities (USA) LLC	0.45%	7/12/11	8/11/11	600,233	600,000
Deutsche Bank Securities, Inc.	(3.00)%	7/13/11	Open	859,709	861,000
Total				$1,656,885	$1,657,875

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	185,000	USD	265,914	Deutsche Bank AG London	8/01/11	$(88)
USD	100,628	CAD	99,500	Citibank N.A.	10/07/11	(3,360)
USD	1,577,894	GBP	987,500	Royal Bank of Scotland Plc	10/07/11	(41,906)
USD	8,316,856	EUR	5,801,500	Citibank N.A.	10/26/11	(2,047)
USD	265,300	EUR	185,000	Deutsche Bank AG London	10/26/11	24
USD	151,475	EUR	105,000	UBS AG	10/26/11	913
Total						$(46,464)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

MANAGED ACCOUNT SERIES	JULY 31, 2011	11

Schedule of Investments (concluded)	High Income Portfolio

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$102,822	$115,470	$106,615	$324,907
Corporate Bonds	—	119,408,816	558,499	119,967,315
Floating Rate Loan Interests	—	5,272,781	2,833,669	8,106,450
Other Interests	—	3,277,706	555,916	3,833,622
Preferred Securities	1,781,250	2,767,986	—	4,549,236
Warrants	—	—	1	1
Short-Term Securities	14,022,622	—	—	14,022,622
Total	$15,906,694	$130,842,759	$4,054,700	$150,804,153

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$937	—	$937
Liabilities:
Foreign currency exchange contracts	—	(47,401)	—	(47,401)
Total	—	$(46,464)	—	$(46,464)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Balance, as of April 30, 2011	$133,266	$872,827	$2,795,083	$390,390	$1	$4,191,567
Accrued discounts/premium	—	218	(1,098)	—	—	(880)
Net realized gain (loss)	—	1,408	834	—	—	2,242
Net change in unrealized appreciation/depreciation[2]	(26,651)	14,596	(18,915)	165,526	—	134,556
Purchases	—	—	401,422	—	—	401,422
Sales	—	(32,025)	(84,643)	—	—	(116,668)
Transfers in3	—	25	—	—	—	25
Transfers out[3]	—	(298,550)	(259,014)	—	—	(557,564)
Balance, as of July 31, 2011	$106,615	558,499	2,833,669	555,916	1	4,054,700

[2]	The change in unrealized appreciation/depreciation on securities still held on July 31, 2011 was $134,553.

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

Effective September 12, 2011, the Portfolio merged into BlackRock High Yield Bond Portfolio.

MANAGED ACCOUNT SERIES	JULY 31, 2011	12

Schedule of Investments July 31, 2011 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.	15,300	$998,019
Curtiss-Wright Corp.	22,800	728,688
Spirit Aerosystems Holdings, Inc., Class A (a)	23,800	487,662
Textron, Inc.	22,600	522,738
		2,737,107
Airlines — 0.5%
Delta Air Lines, Inc. (a)	89,400	705,366
Auto Components — 0.6%
TRW Automotive Holdings Corp. (a)	16,400	827,708
Automobiles — 0.3%
Thor Industries, Inc.	17,200	425,356
Capital Markets — 0.2%
Raymond James Financial, Inc.	6,400	203,264
Chemicals — 2.4%
Cytec Industries, Inc.	24,100	1,349,600
FMC Corp.	14,000	1,225,980
Huntsman Corp.	29,300	559,630
		3,135,210
Commercial Banks — 5.5%
Associated Banc-Corp.	66,500	907,725
BancorpSouth, Inc.	53,200	720,328
Bank of Hawaii Corp.	18,900	846,909
City National Corp.	5,100	273,768
Commerce Bancshares, Inc.	22,445	918,225
Cullen/Frost Bankers, Inc.	14,900	802,812
East-West Bancorp, Inc.	35,600	660,736
Fulton Financial Corp.	98,600	1,000,790
TCF Financial Corp.	12,300	156,456
Valley National Bancorp	77,655	1,021,163
		7,308,912
Communications Equipment — 1.3%
Brocade Communications Systems, Inc. (a)	145,200	795,696
Motorola Mobility Holdings, Inc. (a)	42,000	939,960
		1,735,656
Computers & Peripherals — 0.8%
NCR Corp. (a)	52,800	1,053,360
Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc. (a)	15,300	598,842
KBR, Inc.	9,300	331,545
URS Corp. (a)	20,100	820,683
		1,751,070
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	7,900	597,398

Common Stocks	Shares	Value
Consumer Finance — 0.4%
Discover Financial Services, Inc.	22,000	$563,420
Containers & Packaging — 2.1%
Bemis Co.	25,300	799,480
Owens-Illinois, Inc. (a)	52,300	1,211,791
Sonoco Products Co.	25,500	817,275
		2,828,546
Distributors — 0.3%
Genuine Parts Co.	7,400	393,384
Diversified Consumer Services — 0.3%
Regis Corp.	24,800	368,280
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.	29,019	1,076,895
Electric Utilities — 2.0%
DPL, Inc.	4,500	136,125
Hawaiian Electric Industries, Inc.	24,700	577,980
Northeast Utilities, Inc.	31,200	1,060,800
Pinnacle West Capital Corp.	20,400	863,940
		2,638,845
Electrical Equipment — 0.7%
Ametek, Inc.	21,350	907,375
Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics, Inc. (a)	27,500	955,625
Avnet, Inc. (a)	35,600	1,043,080
Ingram Micro, Inc., Class A (a)	46,500	862,575
Jabil Circuit, Inc.	41,700	763,527
Molex, Inc.	23,500	551,780
		4,176,587
Energy Equipment & Services — 3.3%
C & J Energy Services, Inc. (a)	5,600	170,800
Dresser-Rand Group, Inc. (a)	30,700	1,639,994
Patterson-UTI Energy, Inc.	37,800	1,229,634
Superior Energy Services, Inc. (a)	31,900	1,323,531
		4,363,959
Food Products — 0.8%
The J.M. Smucker Co.	7,500	584,400
Smithfield Foods, Inc. (a)	23,400	515,268
		1,099,668
Gas Utilities — 1.1%
Energen Corp.	14,100	829,221
UGI Corp.	20,700	627,210
		1,456,431
Health Care Equipment & Supplies — 2.4%
Alere, Inc. (a)	29,500	869,955
CareFusion Corp. (a)	78,000	2,058,420

MANAGED ACCOUNT SERIES	JULY 31, 2011	1

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Dentsply International, Inc.	5,900	$223,551
		3,151,926
Health Care Providers & Services — 6.8%
Coventry Health Care, Inc. (a)	64,700	2,070,400
Health Net, Inc. (a)	67,400	1,895,288
Omnicare, Inc.	83,500	2,546,750
Owens & Minor, Inc.	33,300	1,015,650
Tenet Healthcare Corp. (a)	266,800	1,483,408
		9,011,496
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc.	13,700	695,960
Dunkin’ Brands Group, Inc. (a)	5,400	156,222
Wyndham Worldwide Corp.	27,100	937,389
		1,789,571
Household Durables — 2.3%
Jarden Corp.	21,000	650,790
KB Home	29,900	253,851
Lennar Corp., Class A	41,400	732,366
NVR, Inc. (a)	900	612,081
Newell Rubbermaid, Inc.	51,000	791,520
		3,040,608
Household Products — 1.7%
Church & Dwight Co., Inc.	17,200	693,848
Clorox Co.	6,100	436,699
Energizer Holdings, Inc. (a)	13,500	1,088,640
		2,219,187
IT Services — 1.5%
Acxiom Corp. (a)	47,200	648,528
Amdocs Ltd. (a)	24,000	756,720
Convergys Corp. (a)	42,400	527,456
		1,932,704
Insurance — 6.8%
American Financial Group, Inc.	21,800	740,764
Brown & Brown, Inc.	22,400	488,544
CNA Financial Corp.	27,100	746,334
Everest Re Group Ltd.	8,100	665,172
Fidelity National Title Group, Inc., Class A	83,700	1,364,310
HCC Insurance Holdings, Inc.	26,300	792,419
Old Republic International Corp.	30,300	316,332
ProAssurance Corp. (a)	12,700	884,555
Reinsurance Group of America, Inc.	16,100	937,181
Transatlantic Holdings, Inc.	8,300	425,043
Unum Group	16,600	404,874
W.R. Berkley Corp.	41,800	1,287,022
		9,052,550
Internet Software & Services — 1.0%
IAC/InterActiveCorp. (a)	30,800	1,274,812

Common Stocks	Shares	Value
Leisure Equipment & Products — 0.8%
Mattel, Inc.	39,900	$1,063,734
Life Sciences Tools & Services — 1.4%
Pharmaceutical Product Development, Inc.	66,700	1,922,961
Machinery — 6.7%
AGCO Corp. (a)	19,100	905,722
Dover Corp.	21,900	1,324,293
Harsco Corp.	26,000	712,660
IDEX Corp.	20,300	842,044
Kennametal, Inc.	22,200	875,346
Navistar International Corp. (a)	8,800	451,528
Parker Hannifin Corp.	14,400	1,137,888
SPX Corp.	13,000	978,120
Terex Corp. (a)	20,300	450,863
Timken Co.	27,800	1,214,026
		8,892,490
Media — 0.4%
Harte-Hanks, Inc.	71,300	582,521
Metals & Mining — 1.6%
Carpenter Technology Corp.	17,300	993,712
Cliffs Natural Resources, Inc.	13,300	1,194,606
		2,188,318
Multi-Utilities — 4.8%
Alliant Energy Corp.	29,600	1,166,536
MDU Resources Group, Inc.	59,800	1,289,288
NSTAR	13,300	589,589
OGE Energy Corp.	34,000	1,701,360
Vectren Corp.	36,200	956,042
Wisconsin Energy Corp.	22,700	695,755
		6,398,570
Multiline Retail — 0.3%
Dollar Tree, Inc. (a)	6,500	430,495
Oil, Gas & Consumable Fuels — 6.9%
Arch Coal, Inc.	19,500	499,200
Bill Barrett Corp. (a)	16,400	816,064
Cabot Oil & Gas Corp., Class A	10,900	807,472
HollyFrontier Corp.	24,344	1,835,268
Oasis Petroleum, Inc. (a)	40,900	1,208,186
PetroHawk Energy Corp. (a)	21,700	828,723
SM Energy Co.	24,100	1,815,935
Whiting Petroleum Corp. (a)	24,200	1,418,120
		9,228,968
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	25,600	797,184
Professional Services — 0.3%
Manpower, Inc.	6,600	333,432
Real Estate Investment Trusts (REITs) — 5.9%
American Campus Communities, Inc.	27,900	1,038,438
BioMed Realty Trust, Inc.	74,000	1,451,880

MANAGED ACCOUNT SERIES	JULY 31, 2011	2

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
CommonWealth REIT	40,600	$958,972
Corporate Office Properties Trust	60,200	1,870,414
Dupont Fabros Technology, Inc.	36,600	932,934
Kilroy Realty Corp.	24,900	960,642
Omega Healthcare Investors, Inc.	35,200	691,328
		7,904,608
Real Estate Management & Development — 1.3%
Forest City Enterprises, Inc., Class A (a)	94,000	1,692,940
Road & Rail — 0.5%
Con-way, Inc.	18,700	684,794
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc. (a)	73,900	542,426
Microchip Technology, Inc.	15,200	513,000
RF Micro Devices, Inc. (a)	127,000	857,250
		1,912,676
Software — 2.8%
CA, Inc.	33,900	755,970
Electronic Arts, Inc. (a)	43,900	976,775
Nuance Communications, Inc. (a)	53,500	1,070,535
Synopsys, Inc. (a)	28,000	671,160
TIBCO Software, Inc. (a)	7,400	192,696
		3,667,136
Specialty Retail — 1.8%
Foot Locker, Inc.	20,000	434,600
Guess?, Inc.	17,500	667,100
Limited Brands, Inc.	29,100	1,101,726
RadioShack Corp.	16,500	229,680
		2,433,106
Textiles, Apparel & Luxury Goods — 0.7%
Phillips-Van Heusen Corp.	13,800	987,390
Thrifts & Mortgage Finance — 0.5%
First Niagara Financial Group, Inc.	32,700	400,575
Washington Federal, Inc.	13,100	221,521
		622,096
Water Utilities — 0.4%
Aqua America, Inc.	28,200	596,430
Total Long-Term Investments (Cost – $98,072,399) – 93.3%		124,166,500

Short-Term Securities	Par (000)	Value
Time Deposits – 0.8%
Brown Brothers Harriman & Co., 0.03%, 8/01/11 (b)	$1,037	$1,037,313
Total Short-Term Securities (Cost - $1,037,313) – 0.8%		1,037,313
Total Investments (Cost – $99,109,712*) – 94.1%		125,203,813
Other Assets Less Liabilities – 5.9%		7,893,810
Net Assets – 100.0%		$133,097,623

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$100,174,100
Gross unrealized appreciation	$28,491,613
Gross unrealized depreciation	(3,461,900)
Net unrealized appreciation	$25,029,713

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

MANAGED ACCOUNT SERIES	JULY 31, 2011	3

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$124,166,500	—	—	$124,166,500
Short-Term Securities	—	$1,037,313	—	1,037,313
Total	$124,166,500	$1,037,313	—	$125,203,813

[1]	See above Schedule of Investments for values in each industry.

MANAGED ACCOUNT SERIES	JULY 31, 2011	4

Schedule of Investments July 31, 2011 (Unaudited)	U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Aames Mortgage Investment Trust, Series 2006-1, Class A3, 0.38%, 4/25/36 (a)	$458	$326,482
Ally Auto Receivables Trust, Series 2010-5, Class A2, 0.80%, 3/15/13	471	470,998
AmeriCredit Automobile Receivables Trust, Class A2:
Series 2010-2, 1.22%, 10/08/13	207	207,168
Series 2010-4, 0.96%, 5/08/14	349	349,533
Series 2010-B, 1.18%, 2/06/14	253	253,280
Bayview Financial Acquisition Trust, Series 2006-C, Class 2A2, 0.45%, 11/28/36 (a)	297	279,898
Capital Auto Receivables Asset Trust, Series 2007-4, Class A4A, 5.30%, 5/15/14	1,006	1,022,356
Citigroup Mortgage Loan Trust, Inc., Series 2007-FS1, Class 2A1A, 1.22%, 10/25/37 (a)(b)	2,812	1,431,521
Countrywide Asset-Backed Certificates (a):
Series 2004-6, Class 2A4, 0.67%, 11/25/34	105	90,061
Series 2006-7, Class 2A3, 0.37%, 4/25/46	1,214	792,984
Series 2006-13, Class 3AV2, 0.37%, 1/25/37	207	150,121
Series 2006-22, Class 2A2, 0.33%, 5/25/47	1,595	1,532,361
Series 2007-7, Class 2A2, 0.38%, 10/25/47	1,149	933,690
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class A4, 0.36%, 9/25/36 (a)	530	265,332
GSAA Trust (a):
Series 2006-5, Class 2A2, 0.40%, 3/25/36	213	98,528
Series 2006-14, Class A2, 0.39%, 9/25/36	376	166,779
Series 2006-15, Class AF2, 5.68%, 9/25/36	2,366	1,341,607
Series 2006-16, Class A2, 0.39%, 10/25/36	384	177,604
Series 2007-6, Class 1A2, 0.44%, 5/25/47	300	185,175
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.46%, 5/25/37 (a)	660	252,632

Asset-Backed Securities	Par (000)	Value
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.46%, 6/25/36 (a)	$1,500	$537,806
Morgan Stanley Structured Trust, Series 2007-1, Class A1, 0.30%, 6/25/37 (a)	474	386,876
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.96%, 11/25/24 (a)	500	517,951
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1, 0.34%, 5/25/37 (a)	182	177,282
SLM Student Loan Trust (a):
Series 2008-5, Class A3, 1.55%, 1/25/18	475	485,528
Series 2008-5, Class A4, 1.95%, 7/25/23	2,035	2,112,203
Series 2009-B, Class A1, 6.21%, 7/15/42 (b)	316	299,090
Series 2010-1, Class A, 0.62%, 3/25/25	628	627,951
Series 2010-C, Class A1, 1.86%, 12/15/17 (b)	673	677,339
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A2, 0.91%, 11/15/13 (b)	1,684	1,685,260
Santander Drive Auto Receivables Trust, Class A2:
Series 2010-1, 1.36%, 3/15/13	170	170,807
Series 2010-2, 0.95%, 8/15/13	283	283,504
Series 2010-A, 1.37%, 8/15/13 (b)	2,442	2,447,813
Series 2010-B, 1.01%, 7/15/13 (b)	1,222	1,223,490
Scholar Funding Trust, Series 2011-A, Class A, 1.15%, 10/28/43 (a)(b)	1,499	1,470,385
Soundview Home Equity Loan Trust, Series 2005-OPT3, Class A4, 0.52%, 11/25/35 (a)	505	476,529
World Omni Auto Receivables Trust, Series 2007-BA, Class B, 5.98%, 4/15/15 (b)	775	787,428
Total Asset-Backed Securities – 16.1%		24,695,352

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London InterBank Offered Rate
USD	US Dollar
TBA	To-be-announced

MANAGED ACCOUNT SERIES	JULY 31, 2011	1

Schedule of Investments (continued)	U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 17.4%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.73%, 3/25/37 (a)	$570	$509,613
BCAP LLC Trust, Series 2009- RR13, Class 21A1, 5.34%, 1/26/37 (a)(b)	1,015	1,036,122
Banc of America Alternative Loan Trust, Series 2004-3, Class 4A1, 5.00%, 4/25/19	111	111,953
Banc of America Mortgage Securities, Inc. (a):
Series 2003-3, Class 2A1, 0.77%, 5/25/18	70	66,961
Series 2005-G, Class 2A4, 2.83%, 8/25/35	560	416,940
Series 2005-I, Class 2A5, 3.17%, 10/25/35	945	700,954
Citigroup Mortgage Loan Trust, Inc., Series 2009-11, Class 6A1, 1.54%, 10/25/35 (a)(b)	200	191,342
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	328	334,078
Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	328	327,561
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	156	133,317
Series 2005-23CB, Class A15, 5.50%, 7/25/35	979	864,102
Series 2005-34CB, Class 1A6, 5.50%, 9/25/35	256	254,252
Series 2005-86, Class A8, 5.50%, 2/25/36	618	542,845
Series 2006-19CB, Class A15, 6.00%, 8/25/36	629	516,814
Series 2006-41CB, Class 1A3, 6.00%, 1/25/37	300	217,514
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37	3,137	2,281,605
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	607	422,157
Series 2008-2R, Class 2A1, 6.00%, 8/25/37	457	376,249
Series 2008-2R, Class 3A1, 6.00%, 8/25/37	596	498,766
Series 2008-2R, Class 4A1, 6.25%, 8/25/37	1,154	943,225
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	787	745,339
Series 2006-0A5, Class 2A1, 0.42%, 4/25/46 (a)	443	251,208
Series 2006-0A5, Class 3A1, 0.42%, 4/25/46 (a)	250	158,231
Series 2006-17, Class A2, 6.00%, 12/25/36	1,000	885,998

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust (concluded):
Series 2007-15, Class 1A29, 6.25%, 9/25/37	$418	$363,584
Series 2007-HY5, Class 3A1, 5.92%, 9/25/37 (a)	745	610,297
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	761	687,206
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1, 0.72%, 2/25/35 (a)	1,440	1,117,462
GSR Mortgage Loan Trust, Series 2007-4F, Class 1A1, 5.00%, 7/25/37	1,818	1,595,870
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 5.62%, 3/25/37 (a)	606	438,328
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 7/25/36	225	217,475
Lehman Mortgage Trust, Series 2005-2, Class 3A3, 5.50%, 12/25/35	43	37,278
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.42%, 1/26/37 (a)(b)	451	438,891
Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	289	184,646
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.54%, 10/25/35 (a)	293	193,987
Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 4/25/35	2,676	2,578,172
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.31%, 10/25/46 (a)	1,909	1,903,807
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 6/25/37	2,745	2,287,446
Wells Fargo Mortgage-Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36	448	448,444
Series 2007-8, Class 2A2, 6.00%, 7/25/37	265	251,756
Series 2007-10, Class 1A21, 6.00%, 7/25/37	582	575,777
		26,717,572

MANAGED ACCOUNT SERIES	JULY 31, 2011	2

Schedule of Investments (continued)	U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.3%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-HYB2, Class 3A1, 5.38%, 4/20/36 (a)	$569	$417,967
		27,135,539
Total Non-Agency Mortgage-Backed Securities – 17.7%		27,135,539

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 5.6%
Fannie Mae Mortgage-Backed Securities:
Series 2002-70, Class QG, 5.50%, 6/25/31	590	597,761
Series 2003-9, Class EA, 4.50%, 10/25/17	565	590,023
Freddie Mac Mortgage-Backed Securities:
Series 2411, Class FJ, 0.56%, 12/15/29 (a)	19	19,286
Series 2977, Class AM, 4.50%, 5/15/22	216	220,403
Series 3033, Class HE, 4.50%, 9/15/18	490	499,259
Series 3222, Class FN, 0.61%, 9/15/36 (a)	799	796,615
Series 3807, Class FM, 0.71%, 2/15/41 (a)	5,990	5,988,829
		8,712,176
Interest Only Collateralized Mortgage Obligations — 0.7%
Ginnie Mae Mortgage-Backed Securities:
Series 2009-40, Class BI, 4.50%, 9/20/36	1,189	170,337
Series 2010-98, Class HI, 5.00%, 3/20/38	1,904	324,982
Series 2010-103, Class IN, 4.50%, 2/20/39	1,267	210,872
Series 2011-25, Class IO, 5.00%, 3/20/38	684	118,907
Series 2011-25, Class NI, 4.50%, 12/16/37	809	118,546
Series 2011-25, Class PI, 4.50%, 1/16/38	729	106,275
		1,049,919

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 178.7%
Fannie Mae Mortgage-Backed Securities (c):
3.50%, 8/15/26 – 8/15/41	$16,300	$16,138,969
4.00%, 8/15/26 – 8/15/41	22,652	23,153,780
4.50%, 8/15/26 – 8/15/41 (d)	36,970	38,766,762
5.00%, 1/01/23 – 8/15/41	55,555	59,336,944
5.50%, 8/15/26 – 8/15/41 (d)	23,127	25,170,720
6.00%, 12/01/32 – 7/01/38 (e)	7,653	8,466,845
6.50%, 7/01/37 – 9/09/49	5,200	5,781,319
Freddie Mac Mortgage-Backed Securities (c):
4.00%, 8/15/41	4,900	4,976,562
4.50%, 7/01/39 – 8/15/41 (d)	20,647	21,567,095
5.00%, 6/01/41 – 8/15/41	2,947	3,148,980
5.50%, 8/15/41	10,000	10,828,125
6.00%, 8/15/41	8,400	9,237,375
Ginnie Mae Mortgage-Backed Securities (c):
3.50%, 8/15/41	200	198,438
4.00%, 8/15/41	16,200	16,746,750
4.50%, 4/20/40 – 8/15/41	13,398	14,291,360
5.00%, 8/15/41	10,600	11,549,031
6.00%, 8/15/41	2,100	2,347,406
6.50%, 12/15/37 – 8/15/41	2,286	2,575,082
		274,281,543
Total US Government Sponsored Agency Securities – 185.0%		284,043,638

US Treasury Obligations
US Treasury Note, 3.13%, 5/15/21	1,000	1,027,340
Total US Treasury Obligations – 0.7%		1,027,340
Total Long-Term Investments (Cost – $335,515,226) – 219.5%		336,901,869

Short-Term Securities	Beneficial Interest (000)
SsgA Prime Money Market, 0.09% (f)	14,197	14,197,783
Total Short-Term Securities (Cost – $14,197,783) – 9.2%		14,197,783

MANAGED ACCOUNT SERIES	JULY 31, 2011	3

Schedule of Investments (continued)	U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.50, Expires 9/16/11	168	$2,100
Eurodollar 2-Year Mid-Curve Options, Strike Price USD 97.25, Expires 12/16/11	130	8,125
		10,225

	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.3%
Receive a fixed rate of 3.63% and pay a floating rate based on 3- month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	$1,100	60,465
Receive a fixed rate of 1.76% and pay a floating rate based on 3- month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	3,100	61,455
Receive a fixed rate of 4.29% and pay a floating rate based on 3- month LIBOR, Expires 2/06/12, Broker UBS AG	800	82,399
Receive a fixed rate of 4.33% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	800	84,943
Receive a fixed rate of 4.07% and pay a floating rate based on 3- month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	1,100	91,377
Receive a fixed rate of 3.84% and pay a floating rate based on 3- month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.	1,300	84,905
Receive a fixed rate of 3.84% and pay a floating rate based on 3- month LIBOR, Expires 5/04/12, Broker Credit Suisse International	2,100	137,121
		602,665
Over-the-Counter Put Swaptions — 0.1%
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, Expires 12/02/11, Broker Deutsche Bank AG	1,100	6,959
Pay a fixed rate of 1.76% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	3,100	2,327

Options Purchased	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	$1,600	$580
Pay a fixed rate of 4.29% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	800	2,626
Pay a fixed rate of 4.33% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	800	2,443
Pay a fixed rate of 4.07% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	1,100	9,410
Pay a fixed rate of 3.84% and receive a floating rate based on 3-month LIBOR, Expires 5/03/12, Broker Morgan Stanley Capital Services, Inc.	1,300	20,292
Pay a fixed rate of 3.84% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International	2,100	32,935
		77,572
Total Options Purchased (Cost – $760,435) – 0.4%		690,462
Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost – $350,473,444) – 229.2%		351,790,114

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
5.00%, 8/15/26 - 8/15/41	18,400	(19,644,375)
3.50%, 8/15/41	19,700	(19,262,906)
4.00%, 8/15/41	6,400	(6,500,000)
4.50%, 8/15/41	6,900	(7,201,875)
5.50%, 8/15/41	10,300	(11,161,016)
6.00%, 8/15/41	6,200	(6,817,820)
6.50%, 8/15/41	5,400	(5,995,688)
Freddie Mac Mortgage-Backed Securities, 5.00%, 8/15/41	2,900	(3,090,766)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 8/15/41	10,500	(11,180,328)

MANAGED ACCOUNT SERIES	JULY 31, 2011	4

Schedule of Investments (continued)	U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

TBA Sale Commitments (c)	Par (000)	Value
Ginnie Mae Mortgage-Backed Securities (concluded):
5.00%, 8/15/41	$9,200	$(10,023,687)
Total TBA Sale Commitments (Proceeds – $100,421,195) – (65.7)%		(100,878,461)

Options Written	Contracts
Exchange-Traded Put Options — (0.0)%
Eurodollar 1-Year Mid-Curve Options, Strike Price USD 98.00, Expires 9/16/11	168	(2,100)
Eurodollar 2-Year Mid-Curve Options, Strike Price USD 96.75, Expires 12/16/11	130	(3,250)
		(5,350)

Options Written	Notional Amount (000)
Over-the-Counter Call Swaptions — (1.2)%
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	$800	(55,583)
Pay a fixed rate of 3.85% and receive a floating rate based on 3-month LIBOR, Expires 12/12/11, Broker UBS AG	1,300	(93,156)
Pay a fixed rate of 2.08% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	2,900	(74,978)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	2,500	(177,444)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Citibank NA	1,900	(150,909)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank NA	700	(52,663)
Pay a fixed rate of 3.98% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	1,500	(112,849)
Pay a fixed rate of 3.96% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	1,000	(73,916)

Options Written	Notional Amount (000)	Value
Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 3.79% and receive a floating rate based on 3-month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG	$400	$(24,893)
Pay a fixed rate of 3.77% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	1,200	(68,358)
Pay a fixed rate of 4.03% and receive a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	3,400	(241,272)
Pay a fixed rate of 4.52% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	800	(78,281)
Pay a fixed rate of 4.94% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Barclays Bank Plc	4,500	(424,303)
Pay a fixed rate of 5.07% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,200	(138,472)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	2,400	(102,672)
		(1,869,749)
Over-the-Counter Put Swaptions — (0.3)%
Receive a fixed rate of 3.83% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker JPMorgan Chase Bank NA	800	(3,570)
Receive a fixed rate of 3.85% and pay a floating rate based on 3- month LIBOR, Expires 12/12/11, Broker UBS AG	1,300	(5,412)
Receive a fixed rate of 2.08% and pay a floating rate based on 3- month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	2,900	(1,826)
Receive a fixed rate of 3.90% and pay a floating rate based on 3- month LIBOR, Expires 3/19/12, Broker UBS AG	2,500	(26,372)
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 4/16/12, Broker Citibank NA	1,900	(19,800)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Citibank NA	700	(8,201)

MANAGED ACCOUNT SERIES	JULY 31, 2011	5

Schedule of Investments (continued)	U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value
Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.98% and pay a floating rate based on 3- month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	$1,500	$(17,573)
Receive a fixed rate of 3.96% and pay a floating rate based on 3- month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	1,000	(12,242)
Receive a fixed rate of 3.79% and pay a floating rate based on 3- month LIBOR, Expires 5/21/12, Broker Deutsche Bank AG	400	(7,237)
Receive a fixed rate of 3.77% and pay a floating rate based on 3- month LIBOR, Expires 11/23/12, Broker UBS AG	1,200	(41,636)
Receive a fixed rate of 4.03% and pay a floating rate based on 3- month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	3,400	(94,900)
Receive a fixed rate of 4.52% and pay a floating rate based on 3- month LIBOR, Expires 3/01/13, Broker UBS AG	800	(17,961)
Receive a fixed rate of 4.94% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Barclays Bank Plc	4,500	(91,929)
Receive a fixed rate of 5.07% and pay a floating rate based on 3- month LIBOR, Expires 2/10/14, Broker Deutsche Bank AG	1,200	(35,897)
Receive a fixed rate of 3.90% and pay a floating rate based on 3- month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	2,400	(69,819)
		(454,375)
Total Options Written (Premiums Received – $2,134,249) – (1.5)%		(2,329,474)
Total Investments, Net of TBA Sale Commitments and Outstanding Options Written– 161.9%		248,582,179
Liabilities in Excess of Other Assets – (61.9)%		(95,077,675)
Net Assets – 100.0%		$153,504,504

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$350,475,708
Gross unrealized appreciation	$3,670,777
Gross unrealized depreciation	(2,356,371)

Net unrealized appreciation	$1,314,406

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$338,547	$(15,797)
Citigroup Global Markets, Inc.	4,206,985	(50,648)
Credit Suisse Securities (USA) LLC	20,349,953	163,981
Deutsche Bank Securities, Inc.	(616,406)	45,211
Goldman Sachs & Co.	11,278,793	45,664
Greenwich Capital Markets	27,582,797	191,250
JP Morgan Securities, Inc.	11,725,215	120,832
Morgan Stanley & Co., Inc.	3,375,781	60,633

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	All or portion of security has been pledged as collateral in connection with swaps.

(f)	Represents the current yield as of report date.

MANAGED ACCOUNT SERIES	JULY 31, 2011	6

Schedule of Investments (continued)	U.S. Mortgage Portfolio

•	Reverse repurchase agreements outstanding as of July 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
BNP Paribas Securities Corp.	0.12%	7/15/11	8/11/11	$15,451,670	$15,449,044

•	Financial futures contracts purchased as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
27	2-Year US Treasury Note	Chicago Board of Trade	September 2011	$5,934,937	$2,954
46	5-Year US Treasury Note	Chicago Board of Trade	September 2011	$5,542,853	43,631
10	30-Year US Treasury Bond	Chicago Board of Trade	September 2011	$1,281,666	(416)
39	Ultra Long Term US Treasury Bond	Chicago Board of Trade	September 2011	$5,030,668	114,894
Total					$161,063

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
191	5-Year US Treasury Note	Chicago Board of Trade	September 2011	$23,043,192	$(152,862)
47	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$5,781,712	(125,601)
Total					$(278,463)

•	Interest rate swaps outstanding as of July 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.75% (b)	3-month LIBOR	Credit Suisse International	5/12/13	$4,600	$(15,739)
0.67% (b)	3-month LIBOR	Deutsche Bank AG	7/08/13	$22,500	(39,667)
1.81% (b)	3-month LIBOR	Citibank NA	7/27/16	$8,500	(76,057)
3.25% (a)	3-month LIBOR	JPMorgan Chase & Co.	5/12/21	$1,400	44,463
3.24% (a)	3-month LIBOR	Deutsche Bank AG	5/20/21	$1,900	58,170
4.34% (b)	3-month LIBOR	Citibank NA	4/14/41	$200	(19,627)
4.04% (b)	3-month LIBOR	Deutsche Bank AG	6/09/41	$800	(33,730)
3.95% (b)	3-month LIBOR	Barclays Bank Plc	7/29/41	$2,500	(66,817)
Total					$(149,004)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

MANAGED ACCOUNT SERIES	JULY 31, 2011	7

Schedule of Investments (continued)	U.S. Mortgage Portfolio

•	Total return swaps outstanding as of July 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Gross return on the Market IOS 5.00%, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool	Receives	1-month LIBOR	Bank of America NA	1/12/39	$598	$(9,537)
Gross return on the Market IOS 4.50%, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool	Pays	1-month LIBOR	Bank of America NA	1/12/40	$6,542	99,459
Gross return on the Market IOS 4.50%, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool	Receives	1-month LIBOR	Deutsche Bank AG	1/12/40	$6,542	(55,430)
Gross return on the Market IOS 5.00%, 30-year, fixed-rate Fannie Mae residential mortgage backed-securities pool	Pays	1-month LIBOR	Bank of America NA	1/12/40	$590	9,414
Total						$43,906

MANAGED ACCOUNT SERIES	JULY 31, 2011	8

Schedule of Investments (concluded)	U.S. Mortgage Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Portfolios investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$23,224,967	$1,470,385	$24,695,352
Non-Agency Mortgage Backed Securities	—	27,135,539		27,135,539
US Government Sponsored Agency Securities	—	284,043,638	—	284,043,638
US Treasury Obligations	—	1,027,340	—	1,027,340
Short Term Securities	$14,197,783	—	—	14,197,783
Liabilities:
Investment:
Long-Term Investments	—	—	—	—
TBA Sale Commitments	—	(100,878,461)	—	(100,878,461)
Total	$14,197,783	$234,553,023	$1,470,385	$250,221,191

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$171,704	$782,870	—	$954,574
Other contracts	—	108,873	—	108,873
Liabilities:
Interest rate contracts	(284,229)	(2,575,761)	—	(2,859,990)
Other contracts	—	(64,967)	—	(64,967)
Total	$(112,525)	$(1,748,985)	—	$(1,861,510)

[1]

Derivative financial instruments are swaps, financial futures contracts and Options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Balance, as of April 30, 2011	$3,372,256	$502,668	$3,874,924
Accrued discounts/premiums	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation/depreciation[2]	599	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers in3	—	—	—
Transfers out[3]	(1,902,470)	(502,668)	—
Balance, as of July 31, 2011	$1,470,385	$—	$1,470,385

[2]	The change in unrealized appreciation/depreciation on investments still held at July 31, 2011 was $599.

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

MANAGED ACCOUNT SERIES	JULY 31, 2011	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 26, 2011